Cash and Investments Held in Trust Account	12 Months Ended
Mar. 31, 2025
Cash and Investments Held in Trust Account [Abstract]
CASH AND INVESTMENTS HELD IN TRUST ACCOUNT

NOTE 3 — CASH AND INVESTMENTS HELD IN TRUST ACCOUNT

As of March 31, 2025 and 2024, assets held in the Trust Account were comprised of $18,666,931 and $55,495,253, respectively, in cash and money market funds which are invested in U.S. Treasury Securities.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2025 and 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2025	March 31, 2024
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$18,666,931	$55,495,253